Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Current	$ 163	$ 171	[1]
Non-Current	853	996	[1]
Lease liabilities	1,016	1,167
Expense relating to short-term leases (included in cost of sales and operating expenses)	0	0
Total cash outflow for leases	$ (285)	$ (277)

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.